Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2018	Jun. 30, 2016	Jan. 31, 2019	Jul. 31, 2016	Feb. 28, 2019	Aug. 31, 2016	Mar. 31, 2019	Sep. 30, 2016	Apr. 30, 2019	Oct. 31, 2016	May 31, 2019	Nov. 30, 2016	Jun. 30, 2026	Jun. 30, 2019	Dec. 31, 2016	Jul. 31, 2019	Jan. 31, 2017	Aug. 31, 2019	Feb. 28, 2017	Sep. 30, 2019	Mar. 31, 2017	Oct. 31, 2019	Apr. 30, 2017	Nov. 30, 2019	May 31, 2017	Dec. 31, 2019	Jun. 30, 2017	Jan. 31, 2020	Jul. 31, 2017	Feb. 29, 2020	Aug. 31, 2017	Mar. 31, 2020	Sep. 30, 2017	Apr. 30, 2020	Oct. 31, 2017	May 31, 2020	Nov. 30, 2017	Jun. 30, 2020	Dec. 31, 2017	Jul. 31, 2020	Jan. 31, 2018	Aug. 31, 2020	Feb. 28, 2018	Sep. 30, 2020	Mar. 31, 2018	Oct. 31, 2020	Apr. 30, 2018	Nov. 30, 2020	May 31, 2018	Dec. 31, 2020	Jun. 30, 2018	Jan. 31, 2021	Jul. 31, 2018	Feb. 28, 2021	Aug. 31, 2018	Mar. 31, 2021	Sep. 30, 2018	Apr. 30, 2021	Oct. 31, 2018	May 31, 2021	Nov. 30, 2018	Jun. 30, 2021	Dec. 31, 2018	Jul. 31, 2021	Jan. 31, 2019	Aug. 31, 2021	Feb. 28, 2019	Sep. 30, 2021	Mar. 31, 2019	Oct. 31, 2021	Apr. 30, 2019	Nov. 30, 2021	May 31, 2019	Dec. 31, 2021	Jun. 30, 2019	Jan. 31, 2022	Jul. 31, 2019	Feb. 28, 2022	Aug. 31, 2019	Mar. 31, 2022	Sep. 30, 2019	Apr. 30, 2022	Oct. 31, 2019	May 31, 2022	Nov. 30, 2019	Jun. 30, 2022	Dec. 31, 2019	Jul. 31, 2022	Jan. 31, 2020	Aug. 31, 2022	Feb. 29, 2020	Sep. 30, 2022	Mar. 31, 2020	Oct. 31, 2022	Apr. 30, 2020	Nov. 30, 2022	May 31, 2020	Dec. 31, 2022	Jun. 30, 2020	Jan. 31, 2023	Jul. 31, 2020	Feb. 28, 2023	Aug. 31, 2020	Mar. 31, 2023	Sep. 30, 2020	Apr. 30, 2023	Oct. 31, 2020	May 31, 2023	Nov. 30, 2020	Jun. 30, 2023	Dec. 31, 2020	Jul. 31, 2023	Jan. 31, 2021	Aug. 31, 2023	Feb. 28, 2021	Sep. 30, 2023	Mar. 31, 2021	Oct. 31, 2023	Apr. 30, 2021	Nov. 30, 2023	May 31, 2021	Dec. 31, 2023	Jun. 30, 2021	Jan. 31, 2024	Jul. 31, 2021	Feb. 29, 2024	Aug. 31, 2021	Mar. 31, 2024	Sep. 30, 2021	Apr. 30, 2024	Oct. 31, 2021	May 31, 2024	Nov. 30, 2021	Jun. 30, 2024	Dec. 31, 2021	Jul. 31, 2024	Jan. 31, 2022	Aug. 31, 2024	Feb. 28, 2022	Sep. 30, 2024	Mar. 31, 2022	Oct. 31, 2024	Apr. 30, 2022	Nov. 30, 2024	May 31, 2022	Dec. 31, 2024	Jun. 30, 2022	Jan. 31, 2025	Jul. 31, 2022	Feb. 28, 2025	Aug. 31, 2022	Mar. 31, 2025	Sep. 30, 2022	Apr. 30, 2025	Oct. 31, 2022	May 31, 2025	Nov. 30, 2022	Jun. 30, 2025	Dec. 31, 2022	Jul. 31, 2025	Jan. 31, 2023	Aug. 31, 2025	Feb. 28, 2023	Sep. 30, 2025	Mar. 31, 2023	Oct. 31, 2025	Apr. 30, 2023	Nov. 30, 2025	May 31, 2023	Dec. 31, 2025	Jun. 30, 2023	Jan. 31, 2026	Jul. 31, 2023	Feb. 28, 2026	Aug. 31, 2023	Mar. 31, 2026	Sep. 30, 2023	Apr. 30, 2026	Oct. 31, 2023	May 31, 2026	Nov. 30, 2023	Jun. 30, 2026	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026
C000028469
Account Value [Line Items]
Line Graph and Table Measure Name													Investor Shares
Accumulated Value		$ 10,000		$ 10,473		$ 10,616		$ 10,882		$ 10,955		$ 10,345			$ 10,583		$ 11,125		$ 11,439		$ 11,730		$ 11,935		$ 12,032		$ 11,975		$ 12,626		$ 12,875		$ 12,772		$ 13,070		$ 13,030		$ 13,561		$ 14,661		$ 14,009		$ 13,823		$ 13,422		$ 12,508		$ 11,938		$ 12,287		$ 11,645		$ 11,744		$ 11,127		$ 11,482		$ 11,077		$ 12,341		$ 11,959		$ 11,894		$ 12,168		$ 11,625		$ 12,233		$ 11,977		$ 11,353		$ 11,768		$ 12,225		$ 12,219		$ 13,110		$ 12,316		$ 11,461		$ 9,119		$ 9,745		$ 9,938		$ 10,215		$ 10,739		$ 10,611		$ 10,443		$ 10,424		$ 11,939		$ 12,975		$ 12,987		$ 13,254		$ 13,626		$ 13,769		$ 14,489		$ 14,390		$ 13,812		$ 14,184		$ 13,771		$ 13,790		$ 13,188		$ 13,727		$ 14,019		$ 13,391		$ 13,175		$ 12,464		$ 12,883		$ 11,627		$ 11,760		$ 11,621		$ 10,395		$ 10,521		$ 11,996		$ 11,673		$ 12,727		$ 12,273		$ 12,602		$ 12,721		$ 12,438		$ 13,235		$ 13,795		$ 13,194		$ 13,069		$ 12,811		$ 13,722		$ 14,313	$ 13,812	$ 14,431	$ 14,661	$ 14,751	$ 15,112	$ 15,502	$ 15,641	$ 16,061	$ 16,991	$ 15,975	$ 15,607	$ 15,413	$ 16,090	$ 16,104	$ 16,371	$ 16,796	$ 17,502	$ 18,597	$ 18,713	$ 19,173	$ 19,871	$ 21,021	$ 21,274	$ 21,904	$ 23,983	$ 25,423	$ 23,345	$ 25,638	$ 27,316	$ 26,863
C000028468
Account Value [Line Items]
Line Graph and Table Measure Name													Service Shares
Accumulated Value		10,000		10,468		10,610		10,872		10,945		10,336			10,570		11,110		11,420		11,707		11,910		12,006		11,944		12,591		12,837		12,736		13,030		12,984		13,511		14,605		13,952		13,763		13,362		12,446		11,879		12,222		11,585		11,676		11,062		11,412		11,004		12,262		11,876		11,812		12,081		11,536		12,145		11,888		11,263		11,676		12,120		12,114		13,000		12,202		11,357		9,035		9,650		9,845		10,111		10,631		10,496		10,332		10,314		11,808		12,834		12,841		13,096		13,466		13,606		14,310		14,207		13,636		14,000		13,592		13,610		13,010		13,536		13,821		13,202		12,991		12,285		12,694		11,455		11,586		11,445		10,240		10,355		11,804		11,490		12,522		12,067		12,394		12,509		12,227		13,010		13,555		12,963		12,835		12,579		13,476		14,049	13,557	14,157	14,380	14,460	14,818	15,196	15,331	15,735	16,648	15,651	15,289	15,093	15,749	15,756	16,021	16,432	17,122	18,189	18,293	18,741	19,414	20,538	20,781	21,397	23,417	24,820	22,787	25,021	26,654	26,202
C000113248
Account Value [Line Items]
Line Graph and Table Measure Name													Investor Shares
Accumulated Value	$ 10,000		$ 10,551		$ 10,749		$ 10,870		$ 10,999		$ 10,672			$ 11,189		$ 11,197		$ 11,097		$ 11,157		$ 11,304		$ 11,494		$ 11,779		$ 11,736		$ 10,968		$ 9,975		$ 10,208		$ 10,424		$ 10,571		$ 10,950		$ 11,276		$ 11,083		$ 10,899		$ 11,549		$ 11,892		$ 11,760		$ 11,804		$ 11,997		$ 12,375		$ 12,542		$ 12,613		$ 12,859		$ 13,048		$ 12,569		$ 13,085		$ 12,904		$ 13,338		$ 12,705		$ 12,479		$ 12,370		$ 11,538		$ 11,584		$ 10,969		$ 11,421		$ 10,917		$ 10,205		$ 10,465		$ 11,119		$ 11,033		$ 11,456		$ 11,061		$ 11,398		$ 11,533		$ 11,264		$ 11,639		$ 11,812		$ 11,632		$ 11,194		$ 10,990		$ 11,744		$ 12,253		$ 12,304		$ 12,569		$ 12,864		$ 12,416		$ 12,844		$ 12,926		$ 13,262		$ 13,618		$ 13,781		$ 13,414		$ 13,720		$ 13,313		$ 13,639		$ 13,710		$ 13,506		$ 13,598		$ 13,903		$ 14,270		$ 14,209		$ 14,582		$ 14,868		$ 15,101		$ 15,239		$ 15,440		$ 15,896		$ 16,256		$ 15,239		$ 16,087		$ 16,458		$ 16,373
C000113249
Account Value [Line Items]
Line Graph and Table Measure Name													Service Shares
Accumulated Value		10,000		10,280		10,196		10,264		10,009		9,949			10,076		10,298		10,537		10,647		10,826		11,040		11,065		11,321		11,389		11,569		11,749		12,023		12,145		12,667		12,190		12,091		12,082		12,136		12,073		12,352		12,485		12,512		11,771		11,880		11,347		11,973		12,197		12,334		12,481		12,110		12,696		12,706		12,592		12,670		12,827		13,042		13,366		13,307		12,445		11,309		11,574		11,818		11,985		12,416		12,776		12,557		12,348		13,075		13,474		13,324		13,364		13,583		14,011		14,201		14,280		14,549		14,764		14,211		14,805		14,590		15,082		14,365		14,108		13,986		13,043		13,094		12,397		12,910		12,331		11,525		11,819		12,548		12,461		12,930		12,494		12,864		13,017		12,712		13,126		13,333		13,117		12,622		12,403		13,244		13,809	13,866	14,166	14,500	13,993	14,477	14,570	14,950	15,342	15,515	15,100	15,457	14,996	15,342	15,434	15,192	15,307	15,641	16,056	15,987	16,396	16,719	16,983	17,127	17,354	17,869	18,264	17,115	18,073	18,480	18,396
C000028478
Account Value [Line Items]
Line Graph and Table Measure Name													Service Shares
Accumulated Value		10,000		10,234		10,129		10,313		9,835		9,651			9,819		9,955		10,065		10,354		10,651		11,050		10,982		11,347		11,304		11,510		11,691		11,871		12,012		12,611		11,934		11,968		11,979		11,812		11,657		11,835		11,610		11,733		10,866		10,855		10,341		10,918		11,291		11,375		11,700		11,315		11,952		11,712		11,463		11,753		11,994		12,091		12,513		12,284		11,379		9,605		10,160		10,691		10,981		11,427		12,039		11,771		11,249		12,906		13,544		13,251		13,430		13,774		14,246		14,577		14,284		14,361		14,725		14,282		14,647		13,826		14,334		13,774		13,552		13,357		12,549		12,888		11,845		12,301		11,601		10,543		11,049		12,351		12,183		13,286		12,873		13,240		13,424		12,918		13,746		14,007		13,512		12,984		12,564		13,667		14,117	13,993	14,490	15,003	14,475	15,205	14,863	15,515	16,177	16,337	15,312	15,296	14,912	15,793	16,273	16,209	16,850	17,715	18,243	17,907	18,563	19,292	19,292	19,410	19,851	21,070	22,035	19,918	21,036	21,714	21,680
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets Index
Accumulated Value		10,000		10,503		10,764		10,903		10,929		10,426			10,449		11,020		11,358		11,644		11,899		12,251		12,375		13,112		13,405		13,351		13,819		13,847		14,344		15,540		14,823		14,547		14,483		13,970		13,389		13,684		13,314		13,243		12,090		12,588		12,254		13,327		13,357		13,469		13,753		12,755		13,551		13,385		12,733		12,976		13,523		13,504		14,512		13,835		13,106		11,087		12,103		12,196		13,092		14,262		14,577		14,343		14,639		15,993		17,168		17,695		17,830		17,561		17,998		18,415		18,447		17,206		17,656		16,954		17,122		16,424		16,732		16,415		15,925		15,565		14,699		14,764		13,783		13,749		13,806		12,188		11,809		13,561		13,370		14,426		13,491		13,899		13,742		13,511		14,024		14,897		13,979		13,614		13,085		14,132		14,684	14,003	14,669	15,032	15,099	15,185	15,784	15,831	16,086	17,160	16,397	15,808	15,786	16,068	16,146	16,249	16,462	17,164	18,196	18,551	18,789	20,133	20,974	20,473	21,085	22,952	24,213	21,050	24,147	26,486	26,113
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI Emerging Markets Index
Accumulated Value		10,000		10,503		10,764		10,903		10,929		10,426			10,449		11,020		11,358		11,644		11,899		12,251		12,375		13,112		13,405		13,351		13,819		13,847		14,344		15,540		14,823		14,547		14,483		13,970		13,389		13,684		13,314		13,243		12,090		12,588		12,254		13,327		13,357		13,469		13,753		12,755		13,551		13,385		12,733		12,976		13,523		13,504		14,512		13,835		13,106		11,087		12,103		12,196		13,092		14,262		14,577		14,343		14,639		15,993		17,168		17,695		17,830		17,561		17,998		18,415		18,447		17,206		17,656		16,954		17,122		16,424		16,732		16,415		15,925		15,565		14,699		14,764		13,783		13,749		13,806		12,188		11,809		13,561		13,370		14,426		13,491		13,899		13,742		13,511		14,024		14,897		13,979		13,614		13,085		14,132		14,684	14,003	14,669	15,032	15,099	15,185	15,784	15,831	16,086	17,160	16,397	15,808	15,786	16,068	16,146	16,249	16,462	17,164	18,196	18,551	18,789	20,133	20,974	20,473	21,085	22,952	24,213	21,050	24,147	26,486	26,113
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value	10,000		10,000		10,301		10,436		10,806		10,183			10,854		10,907		10,684		10,912		11,189		11,501		11,845		11,773		10,778		9,352		10,373		10,874		11,162		11,696		12,477		12,047		11,678		13,171		13,729		13,593		13,941		14,405		15,075		15,292		15,520		15,798		16,191		15,519		16,398		16,039		16,724		15,839		15,439		15,862		14,545		14,556		13,295		14,350		13,750		12,472		13,368		14,297		13,690		14,659		14,307		14,749		15,007		14,857		15,756		16,285		15,896		15,210		14,769		16,154		16,947		17,150		17,877		18,452		17,766		18,560		18,937		19,271		19,780		20,143		19,743		20,649		20,111		20,821		20,671		19,750		19,926		21,105		22,016		22,300		22,881		23,617		24,090		24,158		24,353		24,898		25,080		23,483		25,735		26,907		26,714
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value		10,000		10,422		10,431		10,487		10,284		10,431			10,681		10,939		11,242		11,362		11,530		11,774		11,820		12,102		12,119		12,391		12,626		12,899		13,074		13,764		13,194		12,906		13,054		13,136		13,130		13,540		13,708		13,784		12,772		12,917		11,935		12,863		13,250		13,424		13,900		13,098		13,961		14,030		13,743		14,036		14,393		14,794		15,237		15,144		13,864		12,029		13,344		13,988		14,358		15,045		16,050		15,497		15,021		16,942		17,660		17,485		17,933		18,529		19,392		19,671		19,964		20,322		20,828		19,963		21,093		20,631		21,513		20,375		19,859		20,404		18,709		18,724		17,102		18,460		17,688		16,044		17,196		18,391		17,610		18,856		18,403		18,972		19,304		19,111		20,267		20,948		20,448		19,566		18,998		20,779		21,799	22,061	22,996	23,735	22,853	23,874	24,360	24,789	25,444	25,910	25,396	26,562	25,869	26,782	26,589	25,406	25,631	27,149	28,320	28,685	29,433	30,379	30,988	31,075	31,326	32,027	32,262	30,207	33,104	34,611	34,363
Lazard Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value		10,000		10,507		10,514		10,643		10,426		10,218			10,567		10,874		11,030		11,333		11,622		12,048		12,027		12,374		12,369		12,677		12,869		13,004		13,213		13,876		13,249		13,011		13,308		13,009		12,850		13,166		12,912		13,024		11,987		11,972		11,391		12,139		12,449		12,527		12,880		12,261		12,988		12,824		12,491		12,849		13,311		13,461		13,898		13,608		12,378		10,726		11,419		11,916		12,322		12,609		13,257		12,913		12,397		14,319		14,985		14,825		15,158		15,506		15,973		16,494		16,308		16,431		16,721		16,235		16,635		15,860		16,672		15,867		15,586		15,686		14,672		14,782		13,410		14,078		13,410		12,155		12,809		14,252		14,263		15,418		15,096		15,470		15,907		15,234		15,927		16,443		15,813		15,273		14,653		16,014		16,864	16,961	17,272	17,840	17,383	18,056	17,765	18,286	18,881	19,055	18,019	17,916	17,509	18,429	18,787	18,711	19,568	20,463	20,914	20,620	21,500	21,911	22,169	22,306	22,976	24,175	25,293	22,690	24,381	25,129	25,145
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name													GDMA Index
Accumulated Value	$ 10,000		$ 10,000		$ 10,122		$ 10,251		$ 10,418		$ 10,188			$ 10,637		$ 10,648		$ 10,647		$ 10,707		$ 10,879		$ 10,989		$ 11,185		$ 11,223		$ 10,786		$ 9,952		$ 10,593		$ 10,872		$ 11,064		$ 11,505		$ 11,881		$ 11,654		$ 11,481		$ 12,320		$ 12,663		$ 12,545		$ 12,598		$ 12,686		$ 13,061		$ 13,217		$ 13,257		$ 13,464		$ 13,603		$ 13,200		$ 13,558		$ 13,390		$ 13,666		$ 13,165		$ 12,920		$ 12,901		$ 12,011		$ 12,032		$ 11,318		$ 11,888		$ 11,405		$ 10,582		$ 10,925		$ 11,562		$ 11,348		$ 11,936		$ 11,594		$ 11,956		$ 12,087		$ 11,909		$ 12,269		$ 12,517		$ 12,282		$ 11,838		$ 11,595		$ 12,431		$ 12,995		$ 12,983		$ 13,176		$ 13,424		$ 13,006		$ 13,381		$ 13,527		$ 13,833		$ 14,180		$ 14,430		$ 14,045		$ 14,391		$ 14,049		$ 14,337		$ 14,388		$ 14,112		$ 14,382		$ 14,782		$ 15,241		$ 15,226		$ 15,535		$ 15,836		$ 15,974		$ 16,015		$ 16,101		$ 16,356		$ 16,508		$ 15,728		$ 16,581		$ 16,986		$ 16,865
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name													GDMA Index
Accumulated Value		$ 10,000		$ 10,249		$ 10,228		$ 10,284		$ 10,041		$ 9,914			$ 10,010		$ 10,187		$ 10,353		$ 10,416		$ 10,551		$ 10,745		$ 10,761		$ 10,980		$ 11,042		$ 11,116		$ 11,200		$ 11,384		$ 11,480		$ 11,852		$ 11,554		$ 11,489		$ 11,463		$ 11,456		$ 11,428		$ 11,597		$ 11,674		$ 11,657		$ 11,164		$ 11,244		$ 10,931		$ 11,439		$ 11,578		$ 11,727		$ 11,917		$ 11,654		$ 12,167		$ 12,180		$ 12,180		$ 12,247		$ 12,444		$ 12,570		$ 12,795		$ 12,838		$ 12,338		$ 11,384		$ 12,117		$ 12,436		$ 12,656		$ 13,161		$ 13,590		$ 13,331		$ 13,133		$ 14,092		$ 14,486		$ 14,350		$ 14,410		$ 14,511		$ 14,941		$ 15,119		$ 15,165		$ 15,401		$ 15,561		$ 15,100		$ 15,509		$ 15,316		$ 15,633		$ 15,059		$ 14,779		$ 14,757		$ 13,740		$ 13,764		$ 12,947		$ 13,598		$ 13,046		$ 12,104		$ 12,497		$ 13,226		$ 12,981		$ 13,653		$ 13,262		$ 13,677		$ 13,827		$ 13,623		$ 14,034		$ 14,318		$ 14,049		$ 13,541		$ 13,264		$ 14,220		$ 14,864	$ 14,851	$ 15,073	$ 15,356	$ 14,877	$ 15,307	$ 15,474	$ 15,824	$ 16,220	$ 16,506	$ 16,066	$ 16,462	$ 16,071	$ 16,400	$ 16,459	$ 16,143	$ 16,452	$ 16,910	$ 17,435	$ 17,417	$ 17,771	$ 18,114	$ 18,273	$ 18,320	$ 18,418	$ 18,710	$ 18,883	$ 17,992	$ 18,966	$ 19,430	$ 19,292